NATIONWIDE

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Global Allocation V.I. Fund - Class III (MLVGA3)
6,403 shares (cost $97,211)	$90,735
VIP Small Cap Value Series: Service Class (DWVSVS)
2,284 shares (cost $82,279)	91,553
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,358 shares (cost $324,854)	421,034
Balanced Portfolio: Service Shares (JABS)
14,421 shares (cost $434,585)	475,471
Forty Portfolio: Service Shares (JACAS)
3,346 shares (cost $129,762)	131,205
New Discovery Series - Service Class (MNDSC)
583 shares (cost $10,475)	8,920
Value Series - Service Class (MVFSC)
25,584 shares (cost $346,115)	512,952
U.S. Real Estate Portfolio - Class I (MSVRE)
4,205 shares (cost $68,017)	84,645
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
8,805 shares (cost $93,995)	105,747
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
8,603 shares (cost $134,870)	133,087
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
8,839 shares (cost $106,390)	118,089
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
9,221 shares (cost $118,691)	127,901
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
5,497 shares (cost $66,310)	60,580
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
26,135 shares (cost $285,869)	306,821
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
5,442 shares (cost $66,779)	66,942
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
907 shares (cost $10,326)	10,742
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
1,667 shares (cost $26,105)	25,992
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,138 shares (cost $53,367)	48,417
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
5,620 shares (cost $59,575)	59,460
NVIT S&P 500 Index Fund Class II (GVEX2)
766 shares (cost $8,877)	10,927
VPS Growth and Income Portfolio - Class A (ALVGIA)
910 shares (cost $25,582)	27,350
VPS Real Estate Investment Portfolio - Class A (ALVREA)
23,009 shares (cost $258,380)	230,085
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
73 shares (cost $1,187)	1,607
VP Inflation Protection Fund - Class II (ACVIP2)
21,574 shares (cost $226,139)	224,152
VP International Fund - Class III (ACVI3)
13,702 shares (cost $143,583)	136,751
VP Mid Cap Value Fund - Class I (ACVMV1)
35,751 shares (cost $533,539)	709,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VP Value Fund - Class I (ACVV)
19,902 shares (cost $141,011)	187,281
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
7,645 shares (cost $108,606)	140,672
Appreciation Portfolio - Initial Shares (DCAP)
9,674 shares (cost $403,803)	478,974
VIP Contrafund(R) Portfolio - Service Class (FCS)
1,540 shares (cost $42,965)	57,344
VIP Equity-Income Portfolio - Service Class (FEIS)
25,633 shares (cost $638,324)	619,794
VIP Growth Portfolio - Service Class (FGS)
2,390 shares (cost $106,193)	151,340
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
39,574 shares (cost $507,763)	501,010
VIP Mid Cap Portfolio - Service Class (FMCS)
5,331 shares (cost $168,739)	199,576
VIP Money Market Portfolio - Service Class 2 (FMMP2)
815,140 shares (cost $815,140)	815,140
VIP Overseas Portfolio - Service Class R (FOSR)
11,900 shares (cost $195,934)	221,216
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,372 shares (cost $90,047)	119,909
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
6,577 shares (cost $65,126)	60,504
Templeton Foreign Securities Fund - Class 2 (TIF2)
18,380 shares (cost $319,937)	276,619
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
36,897 shares (cost $690,867)	663,772
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
4,293 shares (cost $90,751)	96,165
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
1,745 shares (cost $38,532)	38,014
Short Duration Bond Portfolio - I Class Shares (AMTB)
8,621 shares (cost $96,213)	91,902
International Portfolio - S Class Shares (AMINS)
11,007 shares (cost $120,549)	122,393
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
9,302 shares (cost $285,372)	227,907
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2,291 shares (cost $33,599)	41,082
Global Securities Fund/VA - Non-Service Shares (OVGS)
7,644 shares (cost $307,754)	301,952
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2,149 shares (cost $55,757)	72,220
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
6,447 shares (cost $145,225)	171,243
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
6,282 shares (cost $34,209)	33,295
All Asset Portfolio - Advisor Class (PMVAAD)
5,594 shares (cost $61,122)	58,571
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,917 shares (cost $34,771)	30,716
High Yield Portfolio - Administrative Class (PMVHYA)
165,764 shares (cost $1,321,928)	1,311,194
Low Duration Portfolio - Administrative Class (PMVLDA)
45,373 shares (cost $483,235)	480,048

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Total Return Portfolio - Administrative Class (PMVTRA)
71,486 shares (cost $825,537)	800,639
VT Small Cap Value Fund: Class IB (PVTSCB)
2,682 shares (cost $43,971)	44,340
VI Comstock Fund - Series I Shares (ACC1)
9,620 shares (cost $151,449)	184,311
VI Growth and Income Fund - Series I Shares (ACGI)
17,591 shares (cost $356,837)	442,413
VI Small Cap Equity Fund - Series I Shares (AVSCE)
974 shares (cost $17,188)	23,035
Variable Fund - Multi-Hedge Strategies (RVARS)
4,406 shares (cost $99,953)	104,903
Blue Chip Growth Portfolio - II (TRBCG2)
31,945 shares (cost $447,468)	644,979
Equity Income Portfolio - II (TREI2)
1,170 shares (cost $32,907)	35,044
Variable Insurance Portfolios - Asset Strategy (WRASP)
11,149 shares (cost $132,556)	121,175
Variable Insurance Portfolios - High Income (WRHIP)
68,456 shares (cost $269,907)	263,596
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
14,095 shares (cost $138,371)	152,848
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
1,657 shares (cost $17,545)	16,503

Total Investments	$14,624,094

Accounts Receivable-VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	10
Accounts Receivable-NVIT S&P 500 Index Fund Class II (GVEX2)	8
Accounts Receivable-Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	5

Accounts Payable-VPS Growth and Income Portfolio - Class A (ALVGIA)	(7)
Accounts Payable-Small-Cap Growth Portfolio - S Class Shares (AMFAS)	(11)
Accounts Payable-VI Small Cap Equity Fund - Series I Shares (AVSCE)	(6)
Accounts Payable-VT Small Cap Value Fund: Class IB (PVTSCB)	(12)
Accounts Payable-NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	(7)
Other Accounts Payable	(423)

$14,623,651

Contract Owners’ Equity:
Accumulation units	14,623,651

Total Contract Owners’ Equity (note 5)	$14,623,651

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	MLVGA3	DWVSVS	DSIF	JABS	JACAS	MNDSC	MVFSC
Reinvested dividends	$264,569	2,038	-	7,170	5,174	38	-	6,666
Mortality and expense risk charges (note 2)	(53,412)	(431)	(69)	(1,447)	(1,253)	(427)	(30)	(1,907)

Net investment income (loss)	211,157	1,607	(69)	5,723	3,921	(389)	(30)	4,759

Realized gain (loss) on investments	433,918	4,115	6	5,991	640	88	-	21,920
Change in unrealized gain (loss) on investments	(504,437)	(12,192)	9,274	33,640	18,695	(27,208)	(2,673)	3,912

Net gain (loss) on investments	(70,519)	(8,077)	9,280	39,631	19,335	(27,120)	(2,673)	25,832

Reinvested capital gains	509,918	7,861	-	4,761	6,992	37,305	1,948	15,640

Net increase (decrease) in contract owners’ equity resulting from operations	$650,556	1,391	9,211	50,115	30,248	9,796	(755)	46,231

Investment Activity:	MSVRE	NVCCN2	NVCMD2	NVDBL2	GVIDM	GVDMA	NVMIG6	NVMLV2
Reinvested dividends	$1,146	-	2,523	2,057	1,999	2,476	1,005	2,914
Mortality and expense risk charges (note 2)	(300)	(65)	(363)	(373)	(404)	(749)	(205)	(309)

Net investment income (loss)	846	(65)	2,160	1,684	1,595	1,727	800	2,605

Realized gain (loss) on investments	1,302	472	50	(3)	37	11,364	(4,172)	33
Change in unrealized gain (loss) on investments	17,544	52	(422)	(1,783)	3,791	(9,663)	(5,731)	20,952

Net gain (loss) on investments	18,846	524	(372)	(1,786)	3,828	1,701	(9,903)	20,985

Reinvested capital gains	-	-	2,479	482	-	-	4,940	3,460

Net increase (decrease) in contract owners’ equity resulting from operations	$19,692	459	4,267	380	5,423	3,428	(4,163)	27,050

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMG2	NVMMV2	SCVF2	SCF2	IDPGI2	NVSIX2	GVEX2	ALVGIA

Reinvested dividends	$-	387	107	-	833	-	183	2,931
Mortality and expense risk charges (note 2)	(18)	(310)	(209)	(120)	(11)	(97)	(35)	(399)

Net investment income (loss)	(18)	77	(102)	(120)	822	(97)	148	2,532

Realized gain (loss) on investments	-	(9,940)	(13,380)	1	-	11,026	5	(3,559)
Change in unrealized gain (loss) on investments	163	(7,135)	(1,934)	(6,171)	(115)	(12,030)	1,078	265

Net gain (loss) on investments	163	(17,075)	(15,314)	(6,170)	(115)	(1,004)	1,083	(3,294)

Reinvested capital gains	-	22,554	10,528	7,514	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$145	5,556	(4,888)	1,224	707	(1,101)	1,231	(762)

Investment Activity:	ALVREA	ALVSVA	ACVIP2	ACVI3	ACVMV1	ACVV	DVSCS	DCAP

Reinvested dividends	$6,292	11	2,685	2,146	6,815	2,549	1,225	8,655
Mortality and expense risk charges (note 2)	(749)	(4)	(1,003)	(778)	(2,202)	(583)	(733)	(1,697)

Net investment income (loss)	5,543	7	1,682	1,368	4,613	1,966	492	6,958

Realized gain (loss) on investments	(1,896)	1	(23,364)	14,199	16,699	202	25,260	4,949
Change in unrealized gain (loss) on investments	(12,942)	(54)	23,899	(37,879)	37,364	17,968	(37,006)	10,662

Net gain (loss) on investments	(14,838)	(53)	535	(23,680)	54,063	18,170	(11,746)	15,611

Reinvested capital gains	56,407	178	8,912	-	35,891	-	11,632	12,253

Net increase (decrease) in contract owners’ equity resulting from operations	$47,112	132	11,129	(22,312)	94,567	20,136	378	34,822

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FQB	FCS	FEIS	FGS	FIGBS	FMCS	FMMP2	FOSR
Reinvested dividends	$565	479	16,882	139	10,764	317	106	2,948
Mortality and expense risk charges (note 2)	(26)	(164)	(874)	(534)	(1,850)	(703)	(3,733)	(867)

Net investment income (loss)	539	315	16,008	(395)	8,914	(386)	(3,627)	2,081

Realized gain (loss) on investments	348	63	13,142	4,244	14,050	1,149	-	6,352
Change in unrealized gain (loss) on investments	(485)	3,322	(31,955)	11,809	(4,096)	6,059	-	(29,275)

Net gain (loss) on investments	(137)	3,385	(18,813)	16,053	9,954	7,208	-	(22,923)

Reinvested capital gains	-	1,122	6,898	-	76	4,662	-	53

Net increase (decrease) in contract owners’ equity resulting from operations	$402	4,822	4,093	15,658	18,944	11,484	(3,627)	(20,789)

Investment Activity:	FTVSV2	FTVDM2	TIF2	FTVGI2	SBVSG	SBVSG2	AMTB	AMINS
Reinvested dividends	$842	1,980	5,856	32,363	-	-	1,643	444
Mortality and expense risk charges (note 2)	(468)	(287)	(798)	(1,543)	(70)	(116)	(346)	(744)

Net investment income (loss)	374	1,693	5,058	30,820	(70)	(116)	1,297	(300)

Realized gain (loss) on investments	7,527	(1,903)	2,527	(267)	6	230	(501)	28,771
Change in unrealized gain (loss) on investments	(19,034)	(4,622)	(48,247)	(27,095)	5,413	(3,203)	(536)	(35,425)

Net gain (loss) on investments	(11,507)	(6,525)	(45,720)	(27,362)	5,419	(2,973)	(1,037)	(6,654)

Reinvested capital gains	10,150	-	-	-	8,473	4,104	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(983)	(4,832)	(40,662)	3,458	13,822	1,015	260	(6,954)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	AMCG	AMFAS	OVGS	OVGI	OVSC	OVSB	PMVAAD	PMVFAD
Reinvested dividends	$-	-	2,757	650	1,379	1,495	3,727	633
Mortality and expense risk charges (note 2)	(1,040)	(139)	(645)	(418)	(557)	(139)	(403)	(119)

Net investment income (loss)	(1,040)	(139)	2,112	232	822	1,356	3,324	514

Realized gain (loss) on investments	33,275	445	(108)	1,882	825	601	(1,021)	(137)
Change in unrealized gain (loss) on investments	(116,209)	(2,694)	(5,801)	3,226	(5,963)	(1,025)	314	(456)

Net gain (loss) on investments	(82,934)	(2,249)	(5,909)	5,108	(5,138)	(424)	(707)	(593)

Reinvested capital gains	92,980	3,580	11,247	1,572	22,158	-	-	90

Net increase (decrease) in contract owners’ equity resulting from operations	$9,006	1,192	7,450	6,912	17,842	932	2,617	11

Investment Activity:	PMVHYA	PMVLDA	PMVTRA	PVTSCB	ACC1	ACGI	AVSCE	RVARS
Reinvested dividends	$45,706	7,244	18,202	142	2,393	7,734	-	-
Mortality and expense risk charges (note 2)	(3,066)	(2,703)	(3,118)	(108)	(623)	(1,550)	(86)	(260)

Net investment income (loss)	42,640	4,541	15,084	34	1,770	6,184	(86)	(260)

Realized gain (loss) on investments	17,338	6,561	(12,908)	(293)	801	5,782	790	37
Change in unrealized gain (loss) on investments	(17,011)	(5,430)	30,807	(4,852)	12,907	(22,079)	(2,458)	4,836

Net gain (loss) on investments	327	1,131	17,899	(5,145)	13,708	(16,297)	(1,668)	4,873

Reinvested capital gains	-	-	-	7,017	-	50,294	2,241	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42,967	5,672	32,983	1,906	15,478	40,181	487	4,613

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	TRBCG2	TREI2	WRASP	WRHIP	WRMCG	WFVSCG	OVGS3	FTVDM3
Reinvested dividends	$-	2,067	939	24,148	-	-	-	-
Mortality and expense risk charges (note 2)	(2,568)	(470)	(784)	(2,332)	(290)	(109)	(277)	(151)

Net investment income (loss)	(2,568)	1,597	155	21,816	(290)	(109)	(277)	(151)

Realized gain (loss) on investments	51,052	40,995	4,062	41,850	12,571	(1,656)	47,761	(609)
Change in unrealized gain (loss) on investments	(744)	(35,064)	(35,233)	(54,332)	1,350	(6,510)	(47,205)	(3,882)

Net gain (loss) on investments	50,308	5,931	(31,171)	(12,482)	13,921	(8,166)	556	(4,491)

Reinvested capital gains	-	-	24,879	3,643	1,411	1,531	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,740	7,528	(6,137)	12,977	15,042	(6,744)	279	(4,642)

Investment Activity:	TIF3	FTVGI3
Reinvested dividends	$-	-
Mortality and expense risk charges (note 2)	(334)	(720)

Net investment income (loss)	(334)	(720)

Realized gain (loss) on investments	47,506	(1,268)
Change in unrealized gain (loss) on investments	(42,402)	4,522

Net gain (loss) on investments	5,104	3,254

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,770	2,534

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		MLVGA3		DWVSVS		DSIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$211,157	200,139	1,607	977	(69)	-	5,723	4,378
Realized gain (loss) on investments	433,918	271,068	4,115	2,905	6	-	5,991	(26)
Change in unrealized gain (loss) on investments	(504,437)	1,075,041	(12,192)	4,212	9,274	-	33,640	69,075
Reinvested capital gains	509,918	133,575	7,861	4,776	-	-	4,761	2,049

Net increase (decrease) in contract owners’ equity resulting from operations	650,556	1,679,823	1,391	12,870	9,211	-	50,115	75,476

Equity transactions:
Purchase payments received from contract owners (note 3)	629,761	1,971,097	-	13,927	-	-	-	-
Transfers between funds (note 3)	-	-	(37,241)	22,016	82,342	-	(11,584)	193,535
Redemptions (note 3)	(997,200)	(377,435)	(2,072)	(8,376)	-	-	(42,363)	(2,604)
Adjustments to maintain reserves	(443)	12	-	9	(5)	-	(15)	5

Net equity transactions	(367,882)	1,593,674	(39,313)	27,576	82,337	-	(53,962)	190,936

Net change in contract owners’ equity	282,674	3,273,497	(37,922)	40,446	91,548	-	(3,847)	266,412
Contract owners’ equity beginning of period	14,340,977	11,067,480	128,663	88,217	-	-	424,866	158,454

Contract owners’ equity end of period	$14,623,651	14,340,977	90,741	128,663	91,548	-	421,019	424,866

CHANGES IN UNITS:
Beginning units	815,279	620,973	8,098	6,309	-	-	17,245	8,459
Units purchased	1,016,131	817,136	183	3,872	7,065	-	1	8,904
Units redeemed	(1,060,324)	(622,830)	(2,642)	(2,083)	-	-	(2,126)	(118)

Ending units	771,086	815,279	5,639	8,098	7,065	-	15,120	17,245

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JABS		JACAS		JAIGS		MNDSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,921	3,176	(389)	391	-	4,122	(30)	(10)
Realized gain (loss) on investments	640	1,410	88	9,015	-	(14,630)	-	1
Change in unrealized gain (loss) on investments	18,695	23,723	(27,208)	23,512	-	12,010	(2,673)	1,118
Reinvested capital gains	6,992	8,481	37,305	-	-	-	1,948	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,248	36,790	9,796	32,918	-	1,502	(755)	1,109

Equity transactions:
Purchase payments received from contract owners (note 3)	-	46	2,041	-	-	(398)	-	8,567
Transfers between funds (note 3)	178,770	57,898	-	(44,138)	-	(163,995)	-	-
Redemptions (note 3)	(3,611)	(8,870)	(403)	(147)	-	(4,396)	-	-
Adjustments to maintain reserves	(20)	7	(30)	(11)	-	2	(1)	-

Net equity transactions	175,139	49,081	1,608	(44,296)	-	(168,787)	(1)	8,567

Net change in contract owners’ equity	205,387	85,871	11,404	(11,378)	-	(167,285)	(756)	9,676
Contract owners’ equity beginning of period	270,073	184,202	119,775	131,153	-	167,285	9,676	-

Contract owners’ equity end of period	$475,460	270,073	131,179	119,775	-	-	8,920	9,676

CHANGES IN UNITS:
Beginning units	11,198	9,084	4,166	5,949	-	5,325	668	-
Units purchased	7,217	3,232	72	-	-	-	-	668
Units redeemed	(170)	(1,118)	(14)	(1,783)	-	(5,325)	-	-

Ending units	18,245	11,198	4,224	4,166	-	-	668	668

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MVFSC		MSVRE		NVCCN2		NVCMD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,759	2,829	846	444	(65)	763	2,160	1,194
Realized gain (loss) on investments	21,920	16,417	1,302	11,568	472	15	50	28
Change in unrealized gain (loss) on investments	3,912	111,019	17,544	(5,620)	52	(52)	(422)	11,520
Reinvested capital gains	15,640	1,404	-	-	-	675	2,479	2,294

Net increase (decrease) in contract owners’ equity resulting from operations	46,231	131,669	19,692	6,392	459	1,401	4,267	15,036

Equity transactions:
Purchase payments received from contract owners (note 3)	26,539	-	6,124	35	-	-	-	-
Transfers between funds (note 3)	(106)	8,181	(276)	(39,143)	-	53,330	-	-
Redemptions (note 3)	(58,129)	(12,703)	(9,043)	(576)	(50,403)	(4,786)	-	-
Adjustments to maintain reserves	(35)	(1)	(18)	(39)	2	(3)	(1)	-

Net equity transactions	(31,731)	(4,523)	(3,213)	(39,723)	(50,401)	48,541	(1)	-

Net change in contract owners’ equity	14,500	127,146	16,479	(33,331)	(49,942)	49,942	4,266	15,036
Contract owners’ equity beginning of period	498,431	371,285	68,156	101,487	49,942	-	101,485	86,449

Contract owners’ equity end of period	$512,931	498,431	84,635	68,156	-	49,942	105,751	101,485

CHANGES IN UNITS:
Beginning units	18,084	18,195	2,109	3,187	4,563	-	8,421	8,421
Units purchased	981	966	179	31	-	5,005	-	-
Units redeemed	(2,129)	(1,077)	(262)	(1,109)	(4,563)	(442)	-	-

Ending units	16,936	18,084	2,026	2,109	-	4,563	8,421	8,421

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBL2		GVIDM		GVDMA		NVMIG6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,684	-	1,595	1,538	1,727	2,348	800	-
Realized gain (loss) on investments	(3)	-	37	9	11,364	22	(4,172)	-
Change in unrealized gain (loss) on investments	(1,783)	-	3,791	7,908	(9,663)	18,873	(5,731)	-
Reinvested capital gains	482	-	-	-	-	-	4,940	-

Net increase (decrease) in contract owners’ equity resulting from operations	380	-	5,423	9,455	3,428	21,243	(4,163)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	132,706	-	-	-	-	-	-	-
Transfers between funds (note 3)	-	-	-	103,213	(45,935)	149,167	64,742	-
Redemptions (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	-	-	2	(3)	(5)	(2)	-

Net equity transactions	132,708	-	-	103,215	(45,938)	149,162	64,740	-

Net change in contract owners’ equity	133,088	-	5,423	112,670	(42,510)	170,405	60,577	-
Contract owners’ equity beginning of period	-	-	112,670	-	170,405	-	-	-

Contract owners’ equity end of period	$133,088	-	118,093	112,670	127,895	170,405	60,577	-

CHANGES IN UNITS:
Beginning units	-	-	9,351	-	13,626	-	-	-
Units purchased	10,927	-	-	9,351	5,685	13,626	8,015	-
Units redeemed	-	-	-	-	(9,533)	-	(2,653)	-

Ending units	10,927	-	9,351	9,351	9,778	13,626	5,362	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLV2		NVMMG2		NVMMV2		SCVF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,605	-	(18)	-	77	1,262	(102)	31
Realized gain (loss) on investments	33	-	-	-	(9,940)	702	(13,380)	2
Change in unrealized gain (loss) on investments	20,952	-	163	-	(7,135)	7,551	(1,934)	1,820
Reinvested capital gains	3,460	-	-	-	22,554	5,495	10,528	-

Net increase (decrease) in contract owners’ equity resulting from operations	27,050	-	145	-	5,556	15,010	(4,888)	1,853

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	14,962	-
Transfers between funds (note 3)	282,532	-	66,797	-	(106,743)	126,047	5,552	8,514
Redemptions (note 3)	(2,761)	-	-	-	(25,633)	(3,491)	-	-
Adjustments to maintain reserves	(1)	-	4	-	(14)	9	11	(5)

Net equity transactions	279,770	-	66,801	-	(132,390)	122,565	20,525	8,509

Net change in contract owners’ equity	306,820	-	66,946	-	(126,834)	137,575	15,637	10,362
Contract owners’ equity beginning of period	-	-	-	-	137,575	-	10,362	-

Contract owners’ equity end of period	$306,820	-	66,946	-	10,741	137,575	25,999	10,362

CHANGES IN UNITS:
Beginning units	-	-	-	-	9,832	-	707	-
Units purchased	20,634	-	4,669	-	-	10,208	6,748	707
Units redeemed	(190)	-	-	-	(9,174)	(376)	(5,781)	-

Ending units	20,444	-	4,669	-	658	9,832	1,674	707

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCF2		IDPGI2		NVSIX2		GVEX2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(120)	1	822	-	(97)	1,174	148	157
Realized gain (loss) on investments	1	1	-	-	11,026	30	5	1
Change in unrealized gain (loss) on investments	(6,171)	1,221	(115)	-	(12,030)	12,030	1,078	972
Reinvested capital gains	7,514	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,224	1,223	707	-	(1,101)	13,234	1,231	1,130

Equity transactions:
Purchase payments received from contract owners (note 3)	37,405	8,567	58,752	-	-	-	-	8,567
Transfers between funds (note 3)	-	-	-	-	(86,252)	88,659	-	-
Redemptions (note 3)	-	-	-	-	(13,221)	(1,314)	-	-
Adjustments to maintain reserves	(4)	-	-	-	(5)	-	(2)	(7)

Net equity transactions	37,401	8,567	58,752	-	(99,478)	87,345	(2)	8,560

Net change in contract owners’ equity	38,625	9,790	59,459	-	(100,579)	100,579	1,229	9,690
Contract owners’ equity beginning of period	9,790	-	-	-	100,579	-	9,690	-

Contract owners’ equity end of period	$48,415	9,790	59,459	-	-	100,579	10,919	9,690

CHANGES IN UNITS:
Beginning units	701	-	-	-	7,951	-	823	-
Units purchased	2,779	701	5,428	-	-	8,069	-	823
Units redeemed	-	-	-	-	(7,951)	(118)	-	-

Ending units	3,480	701	5,428	-	-	7,951	823	823

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVGIA		ALVREA		ALVSVA		ACVIP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,532	12	5,543	3,151	7	4	1,682	4,031
Realized gain (loss) on investments	(3,559)	3,422	(1,896)	(6,749)	1	1	(23,364)	(10,883)
Change in unrealized gain (loss) on investments	265	934	(12,942)	(24,618)	(54)	325	23,899	(33,036)
Reinvested capital gains	-	-	56,407	27,412	178	74	8,912	9,984

Net increase (decrease) in contract owners’ equity resulting from operations	(762)	4,368	47,112	(804)	132	404	11,129	(29,904)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	12,659	-	-	4,083	55,979
Transfers between funds (note 3)	23,672	(26,060)	(9,083)	(16,502)	-	-	(158,257)	110,336
Redemptions (note 3)	(1,312)	(2,199)	(12,351)	(7,788)	-	-	(39,638)	(16,893)
Adjustments to maintain reserves	20	(20)	27	1	(3)	(3)	2	(12)

Net equity transactions	22,380	(28,279)	(21,407)	(11,630)	(3)	(3)	(193,810)	149,410

Net change in contract owners’ equity	21,618	(23,911)	25,705	(12,434)	129	401	(182,681)	119,506
Contract owners’ equity beginning of period	5,739	29,650	204,393	216,827	1,468	1,067	406,834	287,328

Contract owners’ equity end of period	$27,357	5,739	230,098	204,393	1,597	1,468	224,153	406,834

CHANGES IN UNITS:
Beginning units	229	1,588	5,795	6,385	39	39	26,819	17,346
Units purchased	7,978	-	24	1,973	-	-	1,893	16,642
Units redeemed	(7,225)	(1,359)	(596)	(2,563)	-	-	(14,345)	(7,169)

Ending units	982	229	5,223	5,795	39	39	14,367	26,819

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVI3		ACVMV1		ACVV		DVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,368	1,157	4,613	3,917	1,966	1,234	492	2,562
Realized gain (loss) on investments	14,199	734	16,699	12,204	202	85	25,260	45,966
Change in unrealized gain (loss) on investments	(37,879)	18,816	37,364	95,455	17,968	22,579	(37,006)	35,668
Reinvested capital gains	-	-	35,891	6,578	-	-	11,632	4,378

Net increase (decrease) in contract owners’ equity resulting from operations	(22,312)	20,707	94,567	118,154	20,136	23,898	378	88,574

Equity transactions:
Purchase payments received from contract owners (note 3)	8,166	-	30,621	24	-	-	10,207	(3)
Transfers between funds (note 3)	32,532	22,719	129,977	(21,589)	12,391	70,565	(65,592)	(139,543)
Redemptions (note 3)	(9,665)	(1,926)	(41,983)	(9,624)	-	-	(26,828)	(10,375)
Adjustments to maintain reserves	(10)	(9)	(10)	(18)	4	8	(14)	(9)

Net equity transactions	31,023	20,784	118,605	(31,207)	12,395	70,573	(82,227)	(149,930)

Net change in contract owners’ equity	8,711	41,491	213,172	86,947	32,531	94,471	(81,849)	(61,356)
Contract owners’ equity beginning of period	128,032	86,541	496,112	409,165	154,762	60,291	222,509	283,865

Contract owners’ equity end of period	$136,743	128,032	709,284	496,112	187,293	154,762	140,660	222,509

CHANGES IN UNITS:
Beginning units	11,575	9,545	21,877	23,388	5,894	3,014	6,257	11,179
Units purchased	16,245	2,254	7,061	619	436	2,880	293	233
Units redeemed	(14,690)	(224)	(1,985)	(2,130)	-	-	(2,768)	(5,155)

Ending units	13,130	11,575	26,953	21,877	6,330	5,894	3,782	6,257

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DCAP		FQB		FCS		FEIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,958	8,473	539	494	315	203	16,008	2,814
Realized gain (loss) on investments	4,949	43,195	348	585	63	35	13,142	868
Change in unrealized gain (loss) on investments	10,662	41,375	(485)	134	3,322	8,313	(31,955)	12,513
Reinvested capital gains	12,253	1,415	-	-	1,122	10	6,898	8,710

Net increase (decrease) in contract owners’ equity resulting from operations	34,822	94,458	402	1,213	4,822	8,561	4,093	24,905

Equity transactions:
Purchase payments received from contract owners (note 3)	8,166	8,238	-	-	-	-	-	21,132
Transfers between funds (note 3)	(2,800)	(197,551)	-	9,310	15,606	600	482,796	14,919
Redemptions (note 3)	(16,856)	(14,830)	(20,196)	(4,776)	-	-	(8,607)	(2,541)
Adjustments to maintain reserves	(10)	17	(3)	4	10	(7)	(7)	13

Net equity transactions	(11,500)	(204,126)	(20,199)	4,538	15,616	593	474,182	33,523

Net change in contract owners’ equity	23,322	(109,668)	(19,797)	5,751	20,438	9,154	478,275	58,428
Contract owners’ equity beginning of period	455,652	565,320	19,797	14,046	36,911	27,757	141,528	83,100

Contract owners’ equity end of period	$478,974	455,652	-	19,797	57,349	36,911	619,803	141,528

CHANGES IN UNITS:
Beginning units	19,892	29,776	1,244	869	1,250	1,228	5,924	4,439
Units purchased	398	1,778	-	2,757	491	22	25,413	1,602
Units redeemed	(880)	(11,662)	(1,244)	(2,382)	-	-	(7,391)	(117)

Ending units	19,410	19,892	-	1,244	1,741	1,250	23,946	5,924

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FGS		FIGBS		FMCS		FMMP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(395)	(152)	8,914	(21)	(386)	148	(3,627)	(3,195)
Realized gain (loss) on investments	4,244	10,059	14,050	(12,987)	1,149	(378)	-	359
Change in unrealized gain (loss) on investments	11,809	25,796	(4,096)	4,731	6,059	29,594	-	-
Reinvested capital gains	-	90	76	1,438	4,662	23,420	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,658	35,793	18,944	(6,839)	11,484	52,784	(3,627)	(2,836)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	12,566	-	286,190	-	13,463	144,418	497,683
Transfers between funds (note 3)	-	4,973	409,300	(888,313)	-	(16,385)	9,462	(396,843)
Redemptions (note 3)	(10,667)	(2,719)	(41,876)	(41,354)	(14,044)	(2,592)	(59,987)	(26,195)
Adjustments to maintain reserves	(2)	(11)	12	-	13	(15)	(15)	(9)

Net equity transactions	(10,669)	14,809	367,436	(643,477)	(14,031)	(5,529)	93,878	74,636

Net change in contract owners’ equity	4,989	50,602	386,380	(650,316)	(2,547)	47,255	90,251	71,800
Contract owners’ equity beginning of period	146,343	95,741	114,637	764,953	202,131	154,876	724,876	653,076

Contract owners’ equity end of period	$151,332	146,343	501,017	114,637	199,584	202,131	815,127	724,876

CHANGES IN UNITS:
Beginning units	6,042	5,365	7,174	46,802	8,693	9,031	63,510	57,032
Units purchased	-	795	52,677	19,037	-	658	399,039	248,381
Units redeemed	(403)	(118)	(30,099)	(58,665)	(582)	(996)	(390,700)	(241,903)

Ending units	5,639	6,042	29,752	7,174	8,111	8,693	71,849	63,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FOSR		FTVSV2		FTVDM2		TIF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,081	1,887	374	1,143	1,693	-	5,058	579
Realized gain (loss) on investments	6,352	897	7,527	2,814	(1,903)	-	2,527	(315)
Change in unrealized gain (loss) on investments	(29,275)	47,304	(19,034)	31,452	(4,622)	-	(48,247)	5,812
Reinvested capital gains	53	766	10,150	2,029	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,789)	50,854	(983)	37,438	(4,832)	-	(40,662)	6,076

Equity transactions:
Purchase payments received from contract owners (note 3)	34,692	8,569	-	(53)	-	-	-	-
Transfers between funds (note 3)	50	(110)	(16,814)	(5,877)	68,762	-	288,687	-
Redemptions (note 3)	(17,586)	(2,749)	(1,008)	(1,140)	(3,427)	-	(3,891)	(100)
Adjustments to maintain reserves	(11)	(11)	(2)	15	(4)	-	(43)	-

Net equity transactions	17,145	5,699	(17,824)	(7,055)	65,331	-	284,753	(100)

Net change in contract owners’ equity	(3,644)	56,553	(18,807)	30,383	60,499	-	244,091	5,976
Contract owners’ equity beginning of period	224,855	168,302	138,718	108,335	-	-	32,489	26,513

Contract owners’ equity end of period	$221,211	224,855	119,911	138,718	60,499	-	276,580	32,489

CHANGES IN UNITS:
Beginning units	12,889	12,525	3,930	4,168	-	-	1,201	1,201
Units purchased	2,057	564	47	-	3,858	-	11,649	-
Units redeemed	(1,063)	(200)	(587)	(238)	(1,998)	-	(1,280)	-

Ending units	13,883	12,889	3,390	3,930	1,860	-	11,570	1,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVGI2		SBVSG		SBVSG2		AMTB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$30,820	-	(70)	-	(116)	(40)	1,297	1,834
Realized gain (loss) on investments	(267)	-	6	-	230	277	(501)	(11)
Change in unrealized gain (loss) on investments	(27,095)	-	5,413	-	(3,203)	2,684	(536)	(1,554)
Reinvested capital gains	-	-	8,473	-	4,104	1,655	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,458	-	13,822	-	1,015	4,576	260	269

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds (note 3)	660,314	-	82,342	-	12,907	20,332	-	-
Redemptions (note 3)	-	-	-	-	(816)	-	(9,991)	-
Adjustments to maintain reserves	2	-	(5)	-	7	-	9	-

Net equity transactions	660,316	-	82,337	-	12,098	20,332	(9,982)	-

Net change in contract owners’ equity	663,774	-	96,159	-	13,113	24,908	(9,722)	269
Contract owners’ equity beginning of period	-	-	-	-	24,908	-	101,628	101,359

Contract owners’ equity end of period	$663,774	-	96,159	-	38,021	24,908	91,906	101,628

CHANGES IN UNITS:
Beginning units	-	-	-	-	996	-	8,409	8,409
Units purchased	66,706	-	4,916	-	560	1,107	-	-
Units redeemed	(738)	-	-	-	(86)	(111)	(824)	-

Ending units	65,968	-	4,916	-	1,470	996	7,585	8,409

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMINS		AMCG		AMFAS		OVGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(300)	3,632	(1,040)	(1,232)	(139)	(111)	2,112	-
Realized gain (loss) on investments	28,771	802	33,275	48,411	445	6,331	(108)	-
Change in unrealized gain (loss) on investments	(35,425)	32,077	(116,209)	37,030	(2,694)	5,588	(5,801)	-
Reinvested capital gains	-	-	92,980	-	3,580	-	11,247	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,954)	36,511	9,006	84,209	1,192	11,808	7,450	-

Equity transactions:
Purchase payments received from contract owners (note 3)	10,207	8,219	14,290	-	-	8,218	-	-
Transfers between funds (note 3)	(206,077)	201,101	(20,534)	(198,157)	-	-	298,108	-
Redemptions (note 3)	(33,756)	(4,448)	(23,928)	(12,778)	(938)	(1,114)	(3,605)	-
Adjustments to maintain reserves	(17)	(8)	(18)	11	(5)	20	14	-

Net equity transactions	(229,643)	204,864	(30,190)	(210,924)	(943)	7,124	294,517	-

Net change in contract owners’ equity	(236,597)	241,375	(21,184)	(126,715)	249	18,932	301,967	-
Contract owners’ equity beginning of period	358,984	117,609	249,079	375,794	40,844	21,912	-	-

Contract owners’ equity end of period	$122,387	358,984	227,895	249,079	41,093	40,844	301,967	-

CHANGES IN UNITS:
Beginning units	23,002	8,860	7,731	15,399	1,939	1,515	-	-
Units purchased	679	14,531	3,708	1,414	-	491	9,353	-
Units redeemed	(15,527)	(389)	(4,838)	(9,082)	(47)	(67)	(124)	-

Ending units	8,154	23,002	6,601	7,731	1,892	1,939	9,229	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGI		OVSC		OVSB		PMVAAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$232	443	822	782	1,356	(8)	3,324	7,375
Realized gain (loss) on investments	1,882	23	825	14,979	601	-	(1,021)	(5,498)
Change in unrealized gain (loss) on investments	3,226	13,237	(5,963)	24,080	(1,025)	111	314	(2,865)
Reinvested capital gains	1,572	-	22,158	1,620	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,912	13,703	17,842	41,461	932	103	2,617	(988)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	61,564	-	-	-	-	-	150,876
Transfers between funds (note 3)	(9,957)	-	(501)	21,200	35,507	29,725	(89,004)	10,038
Redemptions (note 3)	-	-	(1,542)	(219)	(32,971)	-	(11,873)	(3,091)
Adjustments to maintain reserves	(12)	-	10	(21)	-	(2)	(10)	2

Net equity transactions	(9,969)	61,564	(2,033)	20,960	2,536	29,723	(100,887)	157,825

Net change in contract owners’ equity	(3,057)	75,267	15,809	62,421	3,468	29,826	(98,270)	156,837
Contract owners’ equity beginning of period	75,267	-	155,432	93,011	29,826	-	156,837	-

Contract owners’ equity end of period	$72,210	75,267	171,241	155,432	33,294	29,826	58,567	156,837

CHANGES IN UNITS:
Beginning units	3,212	-	4,393	3,694	2,953	-	14,718	-
Units purchased	-	3,212	17	750	3,464	2,953	75	26,631
Units redeemed	(413)	-	(71)	(51)	(3,208)	-	(9,284)	(11,913)

Ending units	2,799	3,212	4,339	4,393	3,209	2,953	5,509	14,718

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVFAD		PMVHYA		PMVLDA		PMVTRA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$514	430	42,640	33,535	4,541	5,058	15,084	23,503
Realized gain (loss) on investments	(137)	(174)	17,338	30,139	6,561	(307)	(12,908)	9,730
Change in unrealized gain (loss) on investments	(456)	(2,978)	(17,011)	(32,267)	(5,430)	(10,002)	30,807	(74,991)
Reinvested capital gains	90	319	-	-	-	-	-	8,648

Net increase (decrease) in contract owners’ equity resulting from operations	11	(2,403)	42,967	31,407	5,672	(5,251)	32,983	(33,110)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	10,776	10,207	69,452	30,621	461,672
Transfers between funds (note 3)	287	1,336	840,403	(1,015,745)	(631,260)	644,783	(177,227)	(675,201)
Redemptions (note 3)	(1,286)	(1,950)	(14,593)	(19,959)	(32,181)	(18,509)	(74,097)	(63,597)
Adjustments to maintain reserves	4	(12)	(184)	175	(10)	(34)	(64)	62

Net equity transactions	(995)	(626)	825,626	(1,024,753)	(653,244)	695,692	(220,767)	(277,064)

Net change in contract owners’ equity	(984)	(3,029)	868,593	(993,346)	(647,572)	690,441	(187,784)	(310,174)
Contract owners’ equity beginning of period	31,695	34,724	442,386	1,435,732	1,127,583	437,142	988,365	1,298,539

Contract owners’ equity end of period	$30,711	31,695	1,310,979	442,386	480,011	1,127,583	800,581	988,365

CHANGES IN UNITS:
Beginning units	2,525	2,574	17,603	60,152	77,958	30,071	54,679	70,192
Units purchased	28	106	83,393	1,081	3,779	54,703	2,129	25,961
Units redeemed	(106)	(155)	(50,384)	(43,630)	(48,482)	(6,816)	(14,174)	(41,474)

Ending units	2,447	2,525	50,612	17,603	33,255	77,958	42,634	54,679

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVTSCB		ACC1		ACGI		AVSCE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$34	78	1,770	2,222	6,184	4,180	(86)	(74)
Realized gain (loss) on investments	(293)	(10)	801	171	5,782	7,125	790	16
Change in unrealized gain (loss) on investments	(4,852)	4,983	12,907	19,956	(22,079)	88,783	(2,458)	6,751
Reinvested capital gains	7,017	227	-	-	50,294	3,257	2,241	228

Net increase (decrease) in contract owners’ equity resulting from operations	1,906	5,278	15,478	22,349	40,181	103,345	487	6,921

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	10,207	2	-	-
Transfers between funds (note 3)	24,549	(3)	(3,802)	150,287	(112)	(283)	-	-
Redemptions (note 3)	(872)	-	-	-	(17,397)	(2,418)	(3,075)	-
Adjustments to maintain reserves	11	(1)	(4)	(1)	(6)	8	6	(3)

Net equity transactions	23,688	(4)	(3,806)	150,286	(7,308)	(2,691)	(3,069)	(3)

Net change in contract owners’ equity	25,594	5,274	11,672	172,635	32,873	100,654	(2,582)	6,918
Contract owners’ equity beginning of period	18,758	13,484	172,635	-	409,537	308,883	25,623	18,705

Contract owners’ equity end of period	$44,352	18,758	184,307	172,635	442,410	409,537	23,041	25,623

CHANGES IN UNITS:
Beginning units	626	626	9,576	-	15,096	15,213	1,579	1,579
Units purchased	839	-	7	9,704	379	-	-	-
Units redeemed	(29)	-	(204)	(128)	(637)	(117)	(187)	-

Ending units	1,436	626	9,379	9,576	14,838	15,096	1,392	1,579

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVARS		TRBCG2		TREI2		WRASP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(260)	(10)	(2,568)	(2,230)	1,597	1,727	155	1,872
Realized gain (loss) on investments	37	(1)	51,052	32,671	40,995	1,944	4,062	14,597
Change in unrealized gain (loss) on investments	4,836	114	(744)	158,177	(35,064)	33,109	(35,233)	17,063
Reinvested capital gains	-	-	-	-	-	-	24,879	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,613	103	47,740	188,618	7,528	36,780	(6,137)	33,532

Equity transactions:
Purchase payments received from contract owners (note 3)	-	8,567	15,632	93,800	7,467	4,248	-	70,086
Transfers between funds (note 3)	91,618	-	(10,157)	(26,567)	(282,454)	239,418	(1,337)	(117,430)
Redemptions (note 3)	-	-	(61,751)	(21,172)	(30,630)	(3,455)	-	(3,115)
Adjustments to maintain reserves	(9)	6	5	(39)	-	(6)	1	(6)

Net equity transactions	91,609	8,573	(56,271)	46,022	(305,617)	240,205	(1,336)	(50,465)

Net change in contract owners’ equity	96,222	8,676	(8,531)	234,640	(298,089)	276,985	(7,473)	(16,933)
Contract owners’ equity beginning of period	8,676	-	653,497	418,857	333,140	56,155	128,650	145,583

Contract owners’ equity end of period	$104,898	8,676	644,966	653,497	35,051	333,140	121,177	128,650

CHANGES IN UNITS:
Beginning units	870	-	30,637	27,487	19,259	4,185	7,307	10,256
Units purchased	9,413	870	3,752	10,153	420	16,300	4,008	4,763
Units redeemed	(196)	-	(6,546)	(7,003)	(17,782)	(1,226)	(4,016)	(7,712)

Ending units	10,087	870	27,843	30,637	1,897	19,259	7,299	7,307

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRHIP		WRMCG		WFVSCG		OVGS3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$21,816	37,591	(290)	(165)	(109)	(47)	(277)	1,680
Realized gain (loss) on investments	41,850	(9,316)	12,571	154	(1,656)	430	47,761	1,818
Change in unrealized gain (loss) on investments	(54,332)	47,646	1,350	13,128	(6,510)	5,380	(47,205)	35,631
Reinvested capital gains	3,643	-	1,411	188	1,531	411	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,977	75,921	15,042	13,305	(6,744)	6,174	279	39,129

Equity transactions:
Purchase payments received from contract owners (note 3)	-	39,177	-	-	-	8,851	-	8,551
Transfers between funds (note 3)	(915,832)	1,073,152	26,578	116,607	(39,823)	42,376	(201,401)	35,448
Redemptions (note 3)	(35,427)	(4,236)	(17,104)	(1,575)	(1,704)	(892)	(12,867)	(4,071)
Adjustments to maintain reserves	(3)	(1)	8	(10)	(1)	(1)	1	9

Net equity transactions	(951,262)	1,108,092	9,482	115,022	(41,528)	50,334	(214,267)	39,937

Net change in contract owners’ equity	(938,285)	1,184,013	24,524	128,327	(48,272)	56,508	(213,988)	79,066
Contract owners’ equity beginning of period	1,201,881	17,868	128,327	-	64,770	8,262	213,988	134,922

Contract owners’ equity end of period	$263,596	1,201,881	152,851	128,327	16,498	64,770	-	213,988

CHANGES IN UNITS:
Beginning units	100,312	1,643	9,783	-	3,451	659	10,672	8,538
Units purchased	191,192	236,505	10,971	9,914	-	2,847	2,369	2,704
Units redeemed	(269,842)	(137,836)	(9,914)	(131)	(2,552)	(55)	(13,041)	(570)

Ending units	21,662	100,312	10,840	9,783	899	3,451	-	10,672

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVDM3		TIF3		FTVGI3
	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(151)	1,480	(334)	3,968	(720)	19,450
Realized gain (loss) on investments	(609)	(1,062)	47,506	1,270	(1,268)	(823)
Change in unrealized gain (loss) on investments	(3,882)	1,106	(42,402)	41,846	4,522	(12,821)
Reinvested capital gains	-	-	-	-	-	5,544

Net increase (decrease) in contract owners’ equity resulting from operations	(4,642)	1,524	4,770	47,084	2,534	11,350

Equity transactions:
Purchase payments received from contract owners (note 3)	6,124	2,739	6,124	5	-	8,536
Transfers between funds (note 3)	(133,419)	48,470	(284,197)	7,946	(678,806)	303,234
Redemptions (note 3)	(11,609)	(5,355)	(4,070)	(3,158)	(21,556)	(7,259)
Adjustments to maintain reserves	4	(33)	12	(12)	(6)	12

Net equity transactions	(138,900)	45,821	(282,131)	4,781	(700,368)	304,523

Net change in contract owners’ equity	(143,542)	47,345	(277,361)	51,865	(697,834)	315,873
Contract owners’ equity beginning of period	143,542	96,197	277,361	225,496	697,834	381,961

Contract owners’ equity end of period	$-	143,542	-	277,361	-	697,834

CHANGES IN UNITS:
Beginning units	7,756	5,132	15,705	15,648	34,755	19,292
Units purchased	1,474	3,603	803	2,872	1,555	17,603
Units redeemed	(9,230)	(979)	(16,508)	(2,815)	(36,310)	(2,140)

Ending units	-	7,756	-	15,705	-	34,755

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)*

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)*

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)*

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Overseas Portfolio: Service Shares (JAIGS)*

LORD ABBETT FUNDS

Series Fund - Growth and Income Portfolio - Class VC (LOVGI)*

Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)*

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)*

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)*

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)*

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)*

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)*

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)*

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)*

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)*

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)*

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)*

NVIT S&P 500 Index Fund Class II (GVEX2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Real Estate Investment Portfolio - Class A (ALVREA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)*

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Money Market Portfolio - Service Class 2 (FMMP2)

VIP Overseas Portfolio - Service Class (FOS)*

VIP Overseas Portfolio - Service Class R (FOSR)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Small Cap Value Securities Fund - Class 2 (FTVSV2)

U.S. Government Securities VIP Fund: Class 2 (FTVUG2)*

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

Templeton Growth Securities Fund - Class 2 (FTVGS2)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

High Yield Portfolio - Administrative Class (PMVHYA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)*

VT International Equity Fund: Class IB (PVTIGB)*

VT Small Cap Value Fund: Class IB (PVTSCB)

VT Voyager Fund: Class IB (PVTVB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI Comstock Fund - Series I Shares (ACC1)

VI Growth and Income Fund - Series I Shares (ACGI)

VI American Franchise Fund - Series I Shares (ACEG)*

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Small Cap Equity Fund - Series I Shares (AVSCE)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charge - Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81st birthday less surrenders.

Maximum Variable Account Charges*	0.55%

 * When maximum options are elected.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	MLVGA3	DWVSVS	DSIF	JABS	JACAS	MNDSC	MVFSC

0.35%	$44,600	$167	$66	$1,415	$876	$409	$30	$1,438
0.55%	8,812	264	3	32	377	18	-	469

Totals	$53,412	$431	$69	$1,447	$1,253	$427	$30	$1,907

	MSVRE	NVCCN2	NVCMD2	NVDBL2	GVIDM	GVDMA	NVMIG6	NVMLV2

0.35%	$212	$-	$363	$-	$404	$749	$196	$298
0.55%	88	65	-	373	-	-	9	11

	$300	$65	$363	$373	$404	$749	$205	$309

	NVMMG2	NVMMV2	SCVF2	SCF2	IDPGI2	NVSIX2	GVEX2	ALVGIA

0.35%	$18	$284	$167	$32	$11	$92	$35	$356
0.55%	-	26	42	88	-	5	-	43

	$18	$310	$209	$120	$11	$97	$35	$399

	ALVREA	ALVSVA	ACVIP2	ACVI3	ACVMV1	ACVV	DVSCS	DCAP

0.35%	$734	$4	$789	$653	$1,662	$583	$550	$1,505
0.55%	15	-	214	125	540	-	183	192

	$749	$4	$1,003	$778	$2,202	$583	$733	$1,697

	FQB	FCS	FEIS	FGS	FIGBS	FMCS	FMMP2	FOSR

0.35%	$-	$115	$833	$534	$1,850	$703	$3,626	$637
0.55%	26	49	41	-	-	-	107	230

	$26	$164	$874	$534	$1,85 0	$703	$3,733	$867

	FTVSV2	FTVDM2	TIF2	FTVGI2	SBVSG	SBVSG2	AMTB	AMINS

0.35%	$449	$218	$700	$1,523	$67	$116	$346	$602
0.55%	19	69	98	20	3	-	-	142

	$468	$287	$798	$1,543	$70	$116	$346	$744

	AMCG	AMFAS	OVGS	OVGI	OVSC	OVSB	PMVAAD	PMVFAD

0.35%	$789	$121	$609	$-	$557	$100	$131	$94
0.55%	251	18	36	418	-	39	272	25

	$1,040	$139	$645	$418	$557	$139	$403	$119

	PMVHYA	PMVLDA	PMVTRA	PVTSCB	ACC1	ACGI	AVSCE	RVARS

0.35%	$2,968	$1,733	$2,590	$108	$623	$1,372	$86	$250
0.55%	98	970	528	-	-	178	-	10

	$3,066	$2,703	$3,118	$108	$623	$1,550	$86	$260

	TRBCG2	TREI2	WRASP	WRHIP	WRMCG	WFVSCG	OVGS3	FTVDM3

0.35%	$1,760	$461	$386	$1,693	$279	$109	$245	$120
0.55%	808	9	398	639	11	-	32	31

	$2,568	$470	$784	$2,332	$290	$109	$277	$151

	TIF3	FTVGI3

0.35%	$288	$711
0.55%	46	9

	$334	$720

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, there were no transfers between the Account and the fixed account . Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$14,624,094	$-	$-	$14,624,094

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III ( MLVGA3 )	$12,760	$42,606
VIP Small Cap Value Series: Service Class ( DWVSVS )	82,342	69
Stock Index Fund, Inc. - Initial Shares ( DSIF )	11,932	55,396
Balanced Portfolio: Service Shares ( JABS )	191,680	5,611
Forty Portfolio: Service Shares ( JACAS )	39,382	831
New Discovery Series - Service Class ( MNDSC )	1,948	32
Value Series - Service Class ( MVFSC )	48,834	60,137
U.S. Real Estate Portfolio - Class I ( MSVRE )	7,269	9,621
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	-	50,469
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	5,002	364
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	135,245	373
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	1,999	405
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	73,630	117,840
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	99,509	29,026
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	288,905	3,069
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	66,797	18
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	22,941	132,689
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	109,617	78,679
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	44,918	121
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	59,585	11
NVIT Small Cap Index Fund Class II ( NVSIX2 )	-	99,574
NVIT S&P 500 Index Fund Class II ( GVEX2 )	183	35
VPS Growth and Income Portfolio - Class A ( ALVGIA )	208,825	183,933
VPS Real Estate Investment Portfolio - Class A ( ALVREA )	63,447	22,933
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	189	4
VP Inflation Protection Fund - Class II ( ACVIP2 )	41,200	224,423
VP International Fund - Class III ( ACVI3 )	179,692	147,295
VP Mid Cap Value Fund - Class I ( ACVMV1 )	208,582	49,468

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VP Value Fund - Class I ( ACVV )		14,938	582
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )		23,199	93,293
Appreciation Portfolio - Initial Shares ( DCAP )		29,565	21,850
Quality Bond Fund II - Primary Shares ( FQB )		565	20,223
VIP Contrafund(R) Portfolio - Service Class ( FCS )		17,207	166
VIP Equity-Income Portfolio - Service Class ( FEIS )		675,581	178,488
VIP Growth Portfolio - Service Class ( FGS )		139	11,202
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )		884,304	507,890
VIP Mid Cap Portfolio - Service Class ( FMCS )		4,979	14,748
VIP Money Market Portfolio - Service Class 2 ( FMMP2 )		4,546,800	4,456,539
VIP Overseas Portfolio - Service Class R ( FOSR )		37,725	18,439
Small Cap Value Securities Fund - Class 2 ( FTVSV2 )		12,589	19,890
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2 )		135,700	68,672
Templeton Foreign Securities Fund - Class 2 ( TIF2 )		323,394	33,540
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )		700,117	8,984
ClearBridge Variable Small Cap Growth Portfolio - Class I ( SBVSG )		90,815	70
ClearBridge Variable Small Cap Growth Portfolio - Class II ( SBVSG2 )		18,343	2,265
Short Duration Bond Portfolio - I Class Shares ( AMTB )		1,643	10,339
International Portfolio - S Class Shares ( AMINS )		10,690	240,621
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )		210,638	148,874
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		3,580	1,079
Global Securities Fund/VA - Non-Service Shares ( OVGS )		312,460	4,598
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )		2,222	10,377
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		24,114	3,178
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )		35,836	31,945
All Asset Portfolio - Advisor Class ( PMVAAD )		4,541	102,095
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		1,072	1,468
High Yield Portfolio - Administrative Class ( PMVHYA )		2,192,847	1,324,423
Low Duration Portfolio - Administrative Class ( PMVLDA )		61,110	709,807
Total Return Portfolio - Administrative Class ( PMVTRA )		55,730	261,352
VT Small Cap Value Fund: Class IB ( PVTSCB )		31,707	981
VI Comstock Fund - Series I Shares ( ACC1 )		2,518	4,551
VI Growth and Income Fund - Series I Shares ( ACGI )		68,226	19,056
VI Small Cap Equity Fund - Series I Shares ( AVSCE )		2,241	3,161
Variable Fund - Multi-Hedge Strategies ( RVARS )		93,563	2,204
Blue Chip Growth Portfolio - II ( TRBCG2 )		76,268	135,117
Equity Income Portfolio - II ( TREI2 )		8,886	312,910
Variable Insurance Portfolios - Asset Strategy ( WRASP )		93,544	69,850
Variable Insurance Portfolios - High Income ( WRHIP )		2,410,046	3,335,848
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		140,357	129,764
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		1,531	41,636
Global Securities Fund/VA - Class 3 (obsolete) ( OVGS3 )		46,985	261,532
Templeton Developing Markets Securities Fund - Class 3 (obsolete) ( FTVDM3 )		26,740	165,800
Templeton Foreign Securities Fund - Class 3 (obsolete) ( TIF3 )		13,842	296,324
Templeton Global Bond Securities Fund - Class 3 (obsolete) ( FTVGI3 )		31,189	732,274

	Total	$15,486,499	$15,133,034

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2014	0.35% to 0.55%	5,639	$16.19 to $ 16.01	$90,741	2.07%	1.58% to 1.37%
2013	0.35% to 0.55%	8,098	15.94 to 15.79	128,663	1.50%	14.02% to 13.79%
2012	0.35%	6,309	13.98	88,217	1.17%	9.58%
2011	0.35%	6,601	12.76	84,230	2.09%	-3.98%
2010	0.35%	7,412	13.29	98,496	1.62%	9.38%
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.35% to 0.55%	7,065	12.96 to 12.92	91,548	0.00%	5.25% to 5.04%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.35% to 0.55%	15,120	27.86 to 27.18	421,019	1.74%	13.03% to 12.80%
2013	0.35% to 0.55%	17,245	24.64 to 24.10	424,866	2.00%	31.57% to 31.30%
2012	0.35%	8,459	18.73	158,454	2.21%	15.33%
2011	0.35%	5,753	16.24	93,439	1.83%	1.52%
2010	0.35%	5,921	16.00	94,727	1.70%	14.44%
Balanced Portfolio: Service Shares (JABS)
2014	0.35% to 0.55%	18,245	26.16 to 25.53	475,460	1.60%	7.86% to 7.64%
2013	0.35% to 0.55%	11,198	24.25 to 23.72	270,073	1.92%	19.38% to 19.14%
2012	0.35% to 0.55%	9,084	20.31 to 19.90	184,202	2.59%	12.98% to 12.75%
2011	0.35% to 0.55%	8,637	17.98 to 17.65	155,035	2.53%	1.00% to 0.80%
2010	0.35% to 0.55%	6,793	17.80 to 17.51	120,699	3.26%	7.74% to 7.52%
Forty Portfolio: Service Shares (JACAS)
2014	0.35% to 0.55%	4,224	31.09 to 30.34	131,179	0.03%	8.09% to 7.87%
2013	0.35% to 0.55%	4,166	28.76 to 28.13	119,775	0.66%	30.43% to 30.17%
2012	0.35% to 0.55%	5,949	22.05 to 21.61	131,153	0.84%	23.42% to 23.18%
2011	0.35% to 0.55%	2,479	17.87 to 17.54	44,193	0.20%	-7.27% to -7.45%
2010	0.35% to 0.55%	3,641	19.27 to 18.96	70,071	0.15%	6.11% to 5.89%
Overseas Portfolio: Service Shares (JAIGS)
2012	0.35% to 0.55%	5,325	31.43 to 30.80	167,285	0.36%	12.78% to 12.56%
New Discovery Series - Service Class (MNDSC)
2014	0.35%	668	13.35	8,920	0.00%	-7.82%
2013	0.35%	668	14.49	9,676	0.00%	40.72%
Value Series - Service Class (MVFSC)
2014	0.35% to 0.55%	16,936	30.40 to 29.67	512,931	1.34%	9.82% to 9.60%
2013	0.35% to 0.55%	18,084	27.68 to 27.07	498,431	1.03%	35.12% to 34.85%
2012	0.35% to 0.55%	18,195	20.49 to 20.07	371,285	1.36%	15.48% to 15.24%
2011	0.35% to 0.55%	34,479	17.74 to 17.42	605,782	1.14%	-0.81% to -1.01%
2010	0.35% to 0.55%	35,080	17.89 to 17.60	623,502	1.51%	10.83% to 10.60%
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	0.35% to 0.55%	2,026	41.97 to 40.96	84,635	1.47%	29.27% to 29.01%
2013	0.35% to 0.55%	2,109	32.47 to 31.75	68,156	0.91%	1.70% to 1.49%
2012	0.35% to 0.55%	3,187	31.92 to 31.28	101,487	0.32%	15.43% to 15.20%
2011	0.35% to 0.55%	3,173	27.66 to 27.15	87,357	0.75%	5.55% to 5.34%
2010	0.35% to 0.55%	3,233	26.20 to 25.78	84,362	3.23%	29.51% to 29.25%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013	0.55%	4,563	10.94	49,942	1.94%	4.36%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.35%	8,421	12.56	105,751	2.43%	4.20%
2013	0.35%	8,421	12.05	101,485	1.63%	17.39%
2012	0.35%	8,421	10.27	86,449	1.41%	11.98%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.55%	10,927	12.18	133,088	1.55%	4.01%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.35%	9,351	12.63	118,093	1.73%	4.81%
2013	0.35%	9,351	12.05	112,670	1.69%	16.22%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.35%	9,778	13.08	127,895	1.17%	4.59%
2013	0.35%	13,626	12.51	170,405	2.15%	21.95%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.35% to 0.55%	5,362	11.30 to 11.22	60,577	1.20%	-1.70% to -1.89%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.35% to 0.55%	20,444	15.01 to 14.90	306,820	2.49%	9.86% to 9.64%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	0.35%	4,669	14.34	66,946	0.00%	3.36%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.35%	658	16.32	10,741	0.45%	16.61%
2013	0.35% to 0.55%	9,832	14.00 to 13.92	137,575	2.41%	35.20% to 34.93%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2014	0.35% to 0.55%	1,674	15.59 to 15.48	25,999	0.19%	6.39% to 6.18%
2013	0.35%	707	14.66	10,362	0.83%	39.53%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2014	0.35% to 0.55%	3,480	$13.99 to $ 13.89	$48,415	0.00%	0.20% to 0.00%
2013	0.35%	701	13.97	9,790	0.12%	40.06%
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	0.35%	5,428	10.95	59,459	1.40%	2.10%
NVIT Small Cap Index Fund Class II (NVSIX2)
2013	0.35% to 0.55%	7,951	12.65 to 12.63	100,579	1.36%	26.50% to 26.33%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2014	0.35%	823	13.27	10,919	1.79%	12.68%
2013	0.35%	823	11.77	9,690	1.80%	17.74%	****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2014	0.35% to 0.55%	982	27.97 to 27.30	27,357	2.73%	9.16% to 8.94%
2013	0.55%	229	25.06	5,739	0.64%	34.22%
2012	0.55%	1,588	18.67	29,650	2.30%	16.88%
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2014	0.35% to 0.55%	5,223	44.07 to 43.01	230,098	2.95%	24.91% to 24.66%
2013	0.35% to 0.55%	5,795	35.28 to 34.50	204,393	1.76%	3.83% to 3.62%
2012	0.35% to 0.55%	6,385	33.98 to 33.30	216,827	0.88%	20.76% to 20.52%
2011	0.35%	2,359	28.14	66,406	1.94%	8.65%
2010	0.35%	29,898	25.90	774,270	0.00%	25.90%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.35%	39	40.96	1,597	0.71%	8.82%
2013	0.35%	39	37.64	1,468	0.62%	37.57%
2012	0.35%	39	27.36	1,067	0.55%	18.33%
2011	0.35%	39	23.12	902	0.48%	-8.71%
2010	0.35%	39	25.33	988	0.04%	26.46%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.35% to 0.55%	14,367	15.66 to 15.28	224,153	1.00%	2.94% to 2.73%
2013	0.35% to 0.55%	26,819	15.21 to 14.88	406,834	1.60%	-8.80% to -8.98%
2012	0.35% to 0.55%	17,346	16.68 to 16.34	287,328	2.50%	7.01% to 6.79%
2011	0.35% to 0.55%	29,228	15.58 to 15.31	450,842	3.83%	11.35% to 11.13%
2010	0.35% to 0.55%	21,613	14.00 to 13.77	301,399	2.14%	4.75% to 4.54%
VP International Fund - Class III (ACVI3)
2014	0.35% to 0.55%	13,130	10.43 to 10.29	136,743	1.03%	-5.84% to -6.03%
2013	0.35% to 0.55%	11,575	11.08 to 10.95	128,032	1.46%	21.98% to 21.74%
2012	0.35% to 0.55%	9,545	9.08 to 9.00	86,541	0.83%	20.74% to 20.49%
2011	0.35% to 0.55%	11,133	7.52 to 7.47	83,597	1.71%	-12.35% to -12.52%
2010	0.35% to 0.55%	14,312	8.58 to 8.54	122,695	2.58%	12.90% to 12.67%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.35% to 0.55%	26,953	26.39 to 25.88	709,284	1.18%	16.02% to 15.78%
2013	0.35% to 0.55%	21,877	22.75 to 22.35	496,112	1.23%	29.66% to 29.40%
2012	0.35% to 0.55%	23,388	17.54 to 17.28	409,165	1.99%	15.92% to 15.69%
2011	0.35% to 0.55%	123,233	15.13 to 14.93	1,863,746	1.35%	-1.04% to -1.24%
2010	0.35% to 0.55%	85,752	15.29 to 15.12	1,309,605	2.27%	18.84% to 18.60%
VP Value Fund - Class I (ACVV)
2014	0.35%	6,330	29.59	187,293	1.53%	12.68%
2013	0.35%	5,894	26.26	154,762	1.59%	31.27%
2012	0.35%	3,014	20.00	60,291	1.42%	14.17%
2011	0.35%	65,612	17.52	1,149,537	1.43%	0.66%
2010	0.35%	2,869	17.41	49,935	2.84%	13.03%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.35% to 0.55%	3,782	37.38 to 36.48	140,660	0.64%	4.75% to 4.54%
2013	0.35% to 0.55%	6,257	35.69 to 34.90	222,509	1.34%	40.22% to 39.94%
2012	0.35% to 0.55%	11,179	25.45 to 24.94	283,865	0.42%	15.34% to 15.10%
2011	0.35% to 0.55%	9,433	22.07 to 21.67	207,732	0.48%	0.21% to 0.01%
2010	0.35% to 0.55%	5,459	22.02 to 21.66	119,790	0.86%	25.39% to 25.14%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.35% to 0.55%	19,410	24.72 to 24.12	478,974	1.85%	7.71% to 7.50%
2013	0.35% to 0.55%	19,892	22.95 to 22.44	455,652	1.93%	20.68% to 20.44%
2012	0.35% to 0.55%	29,776	19.02 to 18.63	565,320	3.66%	10.04% to 9.82%
2011	0.35% to 0.55%	24,438	17.28 to 16.97	421,672	3.38%	8.63% to 8.41%
2010	0.35% to 0.55%	14,106	15.91 to 15.65	223,749	2.90%	14.91% to 14.68%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.55%	1,244	15.91	19,797	3.10%	0.48%
2012	0.35%	869	16.16	14,046	4.00%	9.34%
2011	0.35%	869	14.78	12,847	5.22%	1.92%
2010	0.35%	725	14.51	10,517	0.00%	8.12%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund(R) Portfolio - Service Class (FCS)
2014	0.35% to 0.55%	1,741	$33.08 to $ 32.28	$57,349	1.13%	11.43% to 11.20%
2013	0.35% to 0.55%	1,250	29.68 to 29.03	36,911	1.03%	30.69% to 30.42%
2012	0.35% to 0.55%	1,228	22.71 to 22.26	27,757	0.03%	15.90% to 15.67%
2011	0.35% to 0.55%	78,320	19.60 to 19.24	1,533,346	0.98%	-2.98% to -3.17%
2010	0.35% to 0.55%	62,831	20.20 to 19.87	1,267,520	1.08%	16.70% to 16.46%
VIP Equity-Income Portfolio - Service Class(FEIS)
2014	0.35% to 0.55%	23,946	25.89 to 25.27	619,803	6.29%	8.27% to 8.05%
2013	0.35% to 0.55%	5,924	23.91 to 23.39	141,528	3.08%	27.56% to 27.31%
2012	0.35% to 0.55%	4,439	18.75 to 18.37	83,100	3.25%	16.78% to 16.54%
2011	0.35% to 0.55%	4,817	16.05 to 15.76	77,240	2.97%	0.51% to 0.31%
2010	0.35% to 0.55%	2,743	15.97 to 15.71	43,733	1.91%	14.69% to 14.46%
VIP Growth Portfolio - Service Class(FGS)
2014	0.35%	5,639	26.84	151,332	0.09%	10.80%
2013	0.35%	6,042	24.22	146,343	0.22%	35.73%
2012	0.35%	5,365	17.85	95,741	0.51%	14.14%
2011	0.35%	4,882	15.63	76,326	0.34%	-0.21%
2010	0.35%	2,134	15.67	33,433	0.17%	23.62%
VIP Investment Grade Bond Portfolio - Service Class(FIGBS)
2014	0.35%	29,752	16.84	501,017	2.06%	5.38%
2013	0.35%	7,174	15.98	114,637	0.36%	-2.23%
2012	0.35%	46,802	16.34	764,953	1.97%	5.40%
2011	0.35% to 0.55%	51,906	15.51 to 15.23	802,872	4.32%	6.83% to 6.62%
2010	0.35%	29,138	14.52	422,949	3.75%	7.30%
VIP Mid Cap Portfolio - Service Class(FMCS)
2014	0.35%	8,111	24.61	199,584	0.16%	5.82%
2013	0.35%	8,693	23.25	202,131	0.44%	35.59%
2012	0.35%	9,031	17.15	154,876	0.52%	14.35%
2011	0.35% to 0.55%	10,855	15.00 to 14.80	162,281	0.17%	-11.03% to -11.21%
2010	0.35%	20,324	16.86	342,593	0.06%	28.25%
VIP Money Market Portfolio - Service Class 2 (FMMP2)
2014	0.35% to 0.55%	71,849	11.39 to 11.11	815,127	0.01%	-0.34% to -0.54%
2013	0.35% to 0.55%	63,510	11.42 to 11.17	724,876	0.01%	-0.34% to -0.54%
2012	0.35% to 0.55%	57,032	11.46 to 11.23	653,076	0.01%	-0.34% to -0.54%
2011	0.35% to 0.55%	381,088	11.50 to 11.29	4,381,141	0.01%	-0.34% to -0.54%
2010	0.35% to 0.55%	215,676	11.54 to 11.35	2,487,350	0.01%	-0.28% to -0.48%
VIP Overseas Portfolio - Service Class R(FOSR)
2014	0.35% to 0.55%	13,883	16.00 to 15.70	221,211	1.30%	-8.50% to -8.68%
2013	0.35% to 0.55%	12,889	17.49 to 17.19	224,855	1.37%	29.85% to 29.59%
2012	0.35% to 0.55%	12,525	13.47 to 13.26	168,302	2.04%	20.25% to 20.00%
2011	0.35% to 0.55%	13,552	11.20 to 11.05	151,322	1.09%	-17.59% to -17.76%
2010	0.35% to 0.55%	17,745	13.59 to 13.44	240,563	0.72%	12.61% to 12.39%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.35% to 0.55%	3,390	35.40 to 34.55	119,911	0.63%	0.22% to 0.02%
2013	0.35% to 0.55%	3,930	35.32 to 34.54	138,718	1.29%	35.76% to 35.49%
2012	0.35% to 0.55%	4,168	26.02 to 25.49	108,335	0.80%	17.97% to 17.74%
2011	0.35% to 0.55%	3,993	22.05 to 21.65	87,858	0.75%	-4.10% to -4.29%
2010	0.35% to 0.55%	2,933	23.00 to 22.62	67,168	0.94%	27.77% to 27.52%
U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2010	0.35% to 0.55%	7,313	13.74 to 13.52	99,253	0.00%	4.91% to 4.70%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.35% to 0.55%	1,860	32.72 to 31.93	60,499	1.77%	-8.71% to -8.89%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.35% to 0.55%	11,570	23.96 to 23.38	276,580	2.61%	-11.44% to -11.62%
2013	0.35%	1,201	27.05	32,489	2.35%	22.54%
2012	0.35%	1,201	22.08	26,513	2.98%	17.82%
2011	0.35%	1,201	18.74	22,504	1.70%	-10.95%
2010	0.35%	1,201	21.04	25,270	1.89%	8.03%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.35% to 0.55%	65,968	10.06 to 10.05	663,774	4.96%	0.62% to 0.48%	*
ClearBridge Variable Small Cap Growth Portfolio - Class I(SBVSG)
2014	0.35% to 0.55%	4,916	19.57 to 19.27	96,159	0.00%	3.71% to 3.51%
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2014	0.35%	1,470	25.86	38,021	0.00%	3.42%
2013	0.35%	996	25.01	24,908	0.05%	46.11%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.35%	7,585	$ 12.12	$91,906	1.66%	0.26%
2013	0.35%	8,409	12.09	101,628	2.15%	0.26%
2012	0.35%	8,409	12.05	101,359	2.94%	4.24%
2011	0.35%	19,128	11.56	221,187	3.79%	-0.06%
2010	0.35%	16,979	11.57	196,458	0.00%	4.92%
International Portfolio - S Class Shares (AMINS)
2014	0.35% to 0.55%	8,154	15.06 to 14.77	122,387	0.22%	-3.61% to -3.81%
2013	0.35% to 0.55%	23,002	15.63 to 15.36	358,984	2.14%	17.42% to 17.19%
2012	0.35% to 0.55%	8,860	13.31 to 13.11	117,609	0.85%	18.06% to 17.83%
2011	0.35% to 0.55%	9,628	11.27 to 11.12	108,180	5.56%	-12.64% to -12.81%
2010	0.35% to 0.55%	12,350	12.90 to 12.76	158,914	7.04%	21.59% to 21.34%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2014	0.35% to 0.55%	6,601	34.68 to 33.84	227,895	0.00%	7.20% to 6.99%
2013	0.35% to 0.55%	7,731	32.35 to 31.63	249,079	0.00%	32.15% to 31.88%
2012	0.35% to 0.55%	15,399	24.48 to 23.99	375,794	0.00%	12.02% to 11.79%
2011	0.35% to 0.55%	14,914	21.85 to 21.46	325,158	0.00%	0.12% to -0.08%
2010	0.35% to 0.55%	9,213	21.83 to 21.47	200,290	0.00%	28.64% to 28.39%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.35% to 0.55%	1,892	21.76 to 21.23	41,093	0.00%	3.11% to 2.90%
2013	0.35% to 0.55%	1,939	21.10 to 20.63	40,844	0.00%	45.32% to 45.03%
2012	0.35% to 0.55%	1,515	14.52 to 14.23	21,912	0.00%	8.44% to 8.22%
2011	0.35% to 0.55%	2,068	13.39 to 13.15	27,552	0.00%	-1.41% to -1.60%
2010	0.35% to 0.55%	2,568	13.58 to 13.36	34,677	0.00%	19.19% to 18.95%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.35% to 0.55%	9,229	32.74 to 31.96	301,967	1.02%	1.93% to 1.73%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.55%	2,799	25.80	72,210	0.85%	10.09%
2013	0.55%	3,212	23.43	75,267	1.06%	31.05%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.35%	4,339	39.47	171,241	0.86%	11.54%
2013	0.35%	4,393	35.38	155,432	0.97%	40.52%
2012	0.35%	3,694	25.18	93,011	0.22%	17.57%
2011	0.35%	480	21.42	10,279	0.67%	-2.55%
2010	0.35%	705	21.98	15,494	0.82%	22.97%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.35%	3,209	10.38	33,294	4.26%	2.48%
2013	0.55%	2,953	10.10	29,826	0.00%	-0.68%
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.35% to 0.55%	5,509	10.68 to 10.62	58,567	4.26%	0.10% to -0.10%
2013	0.35% to 0.55%	14,718	10.67 to 10.63	156,837	5.42%	-0.24% to -0.44%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.35% to 0.55%	2,447	12.57 to 12.43	30,711	1.99%	-0.05% to -0.25%
2013	0.35% to 0.55%	2,525	12.58 to 12.46	31,695	1.69%	-6.89% to -7.08%
2012	0.35% to 0.55%	2,574	13.51 to 13.41	34,724	5.17%	4.86% to 4.65%
2011	0.35%	2,085	12.88	26,860	1.93%	8.04%
2010	0.35%	5,900	11.92	70,353	1.35%	8.99%
High Yield Portfolio - Administrative Class (PMVHYA)
2014	0.35% to 0.55%	50,612	25.91 to 25.28	1,310,979	5.16%	2.98% to 2.77%
2013	0.35% to 0.55%	17,603	25.16 to 24.60	442,386	5.17%	5.37% to 5.15%
2012	0.35% to 0.55%	60,152	23.88 to 23.40	1,435,732	5.50%	13.92% to 13.69%
2011	0.35% to 0.55%	120,500	20.96 to 20.58	2,524,736	6.53%	2.98% to 2.77%
2010	0.35% to 0.55%	125,293	20.36 to 20.02	2,549,297	7.20%	14.10% to 13.87%
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.35% to 0.55%	33,255	14.59 to 14.23	480,011	1.09%	0.50% to 0.29%
2013	0.35% to 0.55%	77,958	14.51 to 14.19	1,127,583	1.37%	-0.48% to -0.68%
2012	0.35% to 0.55%	30,071	14.58 to 14.29	437,142	1.86%	5.49% to 5.27%
2011	0.35% to 0.55%	145,765	13.83 to 13.57	2,011,898	1.65%	0.76% to 0.55%
2010	0.35% to 0.55%	263,759	13.72 to 13.50	3,615,083	1.60%	4.92% to 4.71%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.35% to 0.55%	42,634	18.83 to 18.37	800,581	2.16%	3.91% to 3.70%
2013	0.35% to 0.55%	54,679	18.12 to 17.72	988,365	2.22%	-2.30% to -2.49%
2012	0.35% to 0.55%	70,192	18.55 to 18.17	1,298,539	2.53%	9.22% to 9.00%
2011	0.35% to 0.55%	146,522	16.98 to 16.67	2,486,201	2.62%	3.24% to 3.04%
2010	0.35% to 0.55%	166,630	16.45 to 16.18	2,736,438	2.42%	7.73% to 7.52%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VT Small Cap Value Fund: Class IB (PVTSCB)
2014	0.35%	1,436	$ 30.89	$44,352	0.46%	3.07%
2013	0.35%	626	29.97	18,758	0.83%	39.12%
2012	0.35%	626	21.54	13,484	0.52%	17.08%
2011	0.35%	202	18.40	3,716	0.48%	-5.06%
2010	0.35%	202	19.38	3,914	0.30%	25.54%
VI Comstock Fund - Series I Shares (ACC1)
2014	0.35%	9,379	19.65	184,307	1.34%	9.00%
2013	0.35%	9,576	18.03	172,635	1.61%	35.50%
VI Growth and Income Fund - Series I Shares(ACGI)
2014	0.35% to 0.55%	14,838	29.87 to 29.15	442,410	1.81%	9.89% to 9.67%
2013	0.35% to 0.55%	15,096	27.18 to 26.58	409,537	1.52%	33.61% to 33.34%
2012	0.35% to 0.55%	15,213	20.34 to 19.93	308,883	0.33%	14.23% to 14.00%
2011	0.35% to 0.55%	70,397	17.81 to 17.48	1,252,806	0.48%	-2.35% to -2.55%
2010	0.35% to 0.55%	12,660	18.23 to 17.94	230,082	0.13%	12.12% to 11.89%
VI Small Cap Equity Fund - Series I Shares(AVSCE)
2014	0.35%	1,392	16.55	23,041	0.00%	2.00%
2013	0.35%	1,579	16.23	25,623	0.01%	36.98%
2012	0.35%	1,579	11.85	18,705	0.00%	13.49%
2011	0.35%	942	10.44	9,832	0.00%	-1.07%
Variable Fund - Multi-Hedge Strategies(RVARS)
2014	0.35% to 0.55%	10,087	10.40 to 10.37	104,898	0.00%	4.29% to 4.08%
2013	0.35%	870	9.97	8,676	0.00%	-0.28%	****
Blue Chip Growth Portfolio - II (TRBCG2)
2014	0.35% to 0.55%	27,843	23.25 to 22.80	644,966	0.00%	8.46% to 8.24%
2013	0.35% to 0.55%	30,637	21.43 to 21.06	653,497	0.00%	40.36% to 40.08%
2012	0.35% to 0.55%	27,487	15.27 to 15.04	418,857	0.00%	17.49% to 17.26%
2011	0.35% to 0.55%	27,262	13.00 to 12.82	353,757	0.00%	1.01% to 0.81%
2010	0.35% to 0.55%	13,493	12.87 to 12.72	173,106	0.00%	15.59% to 15.36%
Equity Income Portfolio - II (TREI2)
2014	0.35%	1,897	18.47	35,051	1.55%	6.73%
2013	0.35% to 0.55%	19,259	17.30 to 17.00	333,140	1.58%	28.95% to 28.69%
2012	0.35%	4,185	13.42	56,155	2.04%	16.51%
2011	0.35%	2,849	11.52	32,811	1.72%	-1.37%
2010	0.35%	776	11.68	9,060	1.67%	14.34%
Variable Insurance Portfolios - Asset Strategy(WRASP)
2014	0.35% to 0.55%	7,299	16.71 to 16.52	121,177	0.52%	-5.60% to -5.79%
2013	0.35% to 0.55%	7,307	17.70 to 17.54	128,650	1.65%	24.69% to 24.44%
2012	0.35% to 0.55%	10,256	14.20 to 14.09	145,583	1.19%	18.76% to 18.52%
2011	0.35%	9,237	11.95	110,422	1.34%	-7.53%
2010	0.35%	120,072	12.93	1,552,266	0.02%	8.29%
Variable Insurance Portfolios - High Income(WRHIP)
2014	0.35% to 0.55%	21,662	12.17 to 12.11	263,596	3.70%	1.55% to 1.34%
2013	0.35% to 0.55%	100,312	11.99 to 11.95	1,201,881	6.93%	10.11% to 9.89%
2012	0.35% to 0.55%	1,643	10.88 to 10.87	17,868	0.00%	8.84% to 8.70%	****
Variable Insurance Portfolios - Mid Cap Growth(WRMCG)
2014	0.35% to 0.55%	10,840	14.10 to 14.03	152,851	0.00%	7.49% to 7.28%
2013	0.35% to 0.55%	9,783	13.12 to 13.08	128,327	0.00%	29.48% to 29.22%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.35%	899	18.35	16,498	0.00%	-2.22%
2013	0.35%	3,451	18.77	64,770	0.00%	49.70%
2012	0.35%	659	12.54	8,262	0.00%	7.49%
2011	0.35%	3,916	11.66	45,673	0.00%	-4.93%
2010	0.35%	1,595	12.27	19,567	0.00%	26.33%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.35% to 0.55%	10,672	20.09 to 19.74	213,988	1.39%	26.89% to 26.64%
2012	0.35% to 0.55%	8,538	15.83 to 15.59	134,922	1.49%	20.80% to 20.56%
2011	0.55%	3,028	12.93	39,153	0.00%	-8.77%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.35%	61,077	18.15	1,108,285	0.38%	-32.57%
2010	0.35% to 0.55%	65,170	26.91 to 26.61	1,752,733	0.53%	24.59% to 24.34%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.35% to 0.55%	7,756	18.55 to 18.23	143,542	1.66%	-1.32% to -1.52%
2012	0.35% to 0.55%	5,132	18.80 to 18.51	96,197	2.49%	12.76% to 12.53%
2011	0.35% to 0.55%	5,229	16.67 to 16.45	86,949	1.16%	-16.15% to -16.32%
2010	0.35% to 0.55%	88,191	19.88 to 19.65	1,752,960	1.64%	17.10% to 16.87%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund -Class 3 (obsolete) (TIF3)
2013	0.35% to 0.55%	15,705	$ 17.69 to $ 17.39	$277,361	2.09%	22.55% to 22.30%
2012	0.35% to 0.55%	15,648	14.44 to 14.22	225,496	2.58%	17.89% to 17.65%
2011	0.35% to 0.55%	10,594	12.25 to 12.08	129,440	0.82%	-10.99% to -11.17%
2010	0.35% to 0.55%	11,042	13.76 to 13.60	151,597	1.93%	8.03% to 7.81%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.35% to 0.55%	34,755	20.08 to 19.73	697,834	4.17%	1.28% to 1.08%
2012	0.35% to 0.55%	19,292	19.83 to 19.52	381,961	6.19%	14.66% to 14.43%
2011	0.35%	13,526	17.29	233,901	2.24%	-1.18%
2010	0.35%	73,636	17.50	1,288,522	0.09%	13.98%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.35%	260	18.17	4,725	0.00%	-7.48%
2010	0.35%	260	19.65	5,108	0.00%	18.36%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.55%	3,738	2.83	10,597	0.00%	-2.42%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2011	0.35%	363	12.25	4,447	0.00%	-8.22%
2010	0.35%	363	13.35	4,845	0.00%	23.45%

2014	Contract owners equity:			$14,623,651
2013	Contract owners equity:			$14,340,977
2012	Contract owners equity:			$11,067,480
2011	Contract owners equity:			$23,790,772
2010	Contract owners equity:			$25,555,401

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.